Document and Entity Information - shares	6 Months Ended
	Oct. 31, 2016	Feb. 14, 2017
Document And Entity Information
Entity Registrant Name	ValueSetters Inc.
Entity Central Index Key	0001414767
Document Type	10-Q
Document Period End Date	Oct. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		508,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017